Submission	Apr. 08, 2026
Submission [Line Items]
Central Index Key	0001997652
Registrant Name	Tamboran Resources Corp
Registration File Number	333-294908
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES